Segment Reporting - Schedule of Revenues, Cost of Revenues and Gross (Loss) Profits by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES, NET
Total revenues	$ 46,416,132	$ 64,997,741	$ 45,050,405
COSTS OF REVENUES
Total cost of revenues	52,263,616	70,795,321	57,453,656
GROSS (LOSS) PROFIT
Total gross loss	(5,847,484)	(5,797,580)	(12,403,251)
OPERATING EXPENSES
Selling expenses	895,099	899,760	742,167
General and administrative expenses	7,329,317	7,391,664	13,040,038
Research and development expenses	1,955,588	2,507,324	1,193,082
Impairment of intangible assets			3,151,467
Total operating expenses	10,180,004	10,798,748	18,126,754
LOSS FROM OPERATIONS	(16,027,488)	(16,596,328)	(30,530,005)
OTHER (EXPENSES) INCOME
Investment income (losses)	146,361	198,176	(1,170,974)
Interest expense, net	(4,566,816)	(2,018,680)	(2,162,109)
Share subscription discount expenses	(6,534,936)
Other income, net	323,111	441,231	942,138
Total other expenses	(10,632,280)	(1,379,273)	(2,390,945)
LOSS BEFORE INCOME TAXES	(26,659,768)	(17,975,601)	(32,920,950)
Graphite anode business [Member]
REVENUES, NET
Total revenues	46,342,154	64,365,362	44,384,004
COSTS OF REVENUES
Total cost of revenues	52,252,338	70,782,649	57,172,626
GROSS (LOSS) PROFIT
Total gross loss	(5,910,184)	(6,417,287)	(12,788,622)
Knowledge sharing and enterprise business [Member]
REVENUES, NET
Total revenues	73,978	632,379	666,401
COSTS OF REVENUES
Total cost of revenues	11,278	12,672	281,030
GROSS (LOSS) PROFIT
Total gross loss	$ 62,700	$ 619,707	$ 385,371